OTHER LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Related to financing activities:
Accrued interest	$ 33.1	$ 33.0
Payables related to derivatives	10.3	31.2
Related to operating and other activities:
Liabilities for share-based payments	2.3	18.5
Accrued personnel costs	156.3	148.0
Accrued advertising and promotions	51.4	57.3
Refund liabilities	31.7	35.5
Value-added taxes	33.3	25.7
Goods received not invoiced	31.4	25.7
Contract liabilities	25.0	25.0
Accrued royalties	8.4	8.5
Other accrued liabilities	171.8	159.2
Total	$ 555.0	$ 567.5